UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.	2960 N. Meridian Street, Suite 300	Indianapolis, IN 46208
(Address of principal executive offices)	(Zip code)

William J. Murphy

Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	12/31

Date of reporting period:	03/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Crawford Dividend Growth Fund
Schedule of Investments
March 31, 2008
(Unaudited)

Common Stocks - 99.30%	Shares	Value

Accident & Health Insurance - 3.44%
AFLAC, Inc.	18,700	$ 1,214,565

Beverages - 3.17%
PepsiCo, Inc.	15,475	1,117,295

Computer & Office Equipment - 3.39%
International Business Machines Corp.	10,400	1,197,456

Construction, Mining & Materials Handling Machinery & Equipment - 2.92%
Dover Corp.	24,700	1,031,966

Drilling Oil & Gas Wells - 2.16%
Helmerich & Payne, Inc.	16,250	761,638

Electronic & Other Electrical Equipment - 3.50%
General Electric Co.	33,400	1,236,134

Financial Services - 3.16%
American Capital Strategies, Ltd.	32,650	1,115,324

Footwear (No Rubber) - 2.95%
Wolverine World Wide, Inc.	35,950	1,042,910

Insurance Agents, Brokers & Service - 3.03%
Arthur J. Gallagher & Co.	45,350	1,071,167

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 2.85%
Cintas Corp.	35,300	1,007,462

Miscellaneous Food Preparations & Kindred Products - 3.11%
McCormick & Co., Inc.	29,675	1,097,085

National Commercial Banks - 3.49%
U.S. Bancorp	38,050	1,231,298

Paints, Varnishes, Lacquers, Enamels & Allied Products - 3.00%
Valspar Corp.	53,350	1,058,464

Perfumes, Cosmetics & Other Toilet Preparations - 3.20%
Colgate-Palmolive Co.	14,475	1,127,747

Periodicals: Publishing or Publishing and Printing - 2.55%
Meredith Corp.	23,550	900,788

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Schedule of Investments - continued
March 31, 2008
(Unaudited)

Common Stocks - 99.30% - continued	Shares	Value

Petroleum Refining - 6.37%
Chevron Corp.	13,875	$ 1,184,370
Exxon Mobil Corp.	12,575	1,063,594
		2,247,964

Pharmaceutical Preparations - 9.27%
Abbott Laboratories	19,175	1,057,501
Johnson & Johnson	17,700	1,148,199
Pfizer, Inc.	50,925	1,065,860
		3,271,560

Retail - Drug Stores and Proprietary Stores - 3.60%
Walgreen Co.	33,375	1,271,254

Security & Commodity Brokers, Dealers, Exchanges & Services - 3.14%
T. Rowe Price Group, Inc.	22,150	1,107,500

Semiconductors & Related Devices - 3.15%
Linear Technology Corp.	36,275	1,113,280

Services - Computer Processing & Data Preparation - 3.33%
Automatic Data Processing, Inc.	27,700	1,174,203

Ship & Boat Building & Repairing - 3.32%
General Dynamics Corp.	14,050	1,171,348

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 3.25%
The Procter & Gamble Company	16,350	1,145,644

State Commercial Banks - 2.90%
Northern Trust Corp.	15,375	1,021,976

Surgical & Medical Instruments & Apparatus - 2.04%
Stryker Corp.	11,075	720,429

Telephone Communications - 3.51%
AT&T, Inc.	32,350	1,239,005

Wholesale - Durable Goods - 3.34%
W.W. Grainger, Inc.	15,425	1,178,316

Wholesale - Groceries & Related Products - 3.33%
Sysco Corp.	40,475	1,174,584

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Schedule of Investments - continued
March 31, 2008
(Unaudited)

Common Stocks - 99.30% - continued	Shares	Value

Wholesale - Motor Vehicle Supplies & New Parts - 2.83%
Genuine Parts Co.	24,850	$ 999,467

TOTAL COMMON STOCKS (Cost $31,954,519)		35,047,829

Money Market Securities - 0.47%
Huntington Money Market Fund - Investment Shares, 1.44% (a)	165,367	165,367

TOTAL MONEY MARKET SECURITIES (Cost $165,367)		165,367

TOTAL INVESTMENTS (Cost $32,119,886) - 99.77%		$ 35,213,196

Other assets less liabilities - 0.23%		82,707

TOTAL NET ASSETS - 100.00%		$ 35,295,903

(a) Variable rate security; the money market rate shown represents the rate at March 31, 2008.

Tax Related
Unrealized appreciation	$ 5,189,037
Unrealized depreciation	(2,095,727)
Net unrealized appreciation	$ 3,093,310

Aggregate cost of securities for income tax purposes	$ 32,119,886

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Related Notes to the Schedule of Investments
March 31, 2008

(Unaudited)

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Fair Value Measurements -The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer  broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Crawford Dividend Growth Fund
Related Notes to the Schedule of Investments – continued
March 31, 2008

(Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund’s assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$ 35,047,829	$ -
Level 2 – Other Significant Observable Inputs	$ 165,367	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 35,213,196	$ -

*Other financial instruments include futures, forwards, and swap contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments (OFI)	OFI – Market Value
Balance as of 11/30/07	$ -	$ -	$ -
Realized Gain (Loss)	-	* -	-
Change in unrealized appreciation (depreciation)	-	-	-
Net purchases (sales)	-	-	-
Transfers in and/or out of Level 3	-	-	-
Balance as of 03/31/08	$ -	$ -	$ -

*The realized gain (loss) earned during the fiscal quarter ended 03/31/08 for other financial instruments was $ 0.

GJMB Growth Fund Schedule of Investments March 31, 2008 (Unaudited)

Common Stocks - 95.34%	Shares	Value

Beverages - 5.84%
The Coca-Cola Co.	10,500	$ 639,135

Biological Products - 1.91%
Amgen, Inc. (a)	5,000	208,900

Computer Communications Equipment - 4.40%
Cisco Systems, Inc. (a)	20,000	481,800

Converted Paper & Paperboard Products - 3.84%
Kimberly-Clark Corp.	6,500	419,575

Crude Petroleum & Natural Gas - 3.78%
Royal Dutch Shell plc (b)	6,000	413,880

Electronic & Other Electrical Equipment - 8.03%
Emerson Electric Co.	7,000	360,220
General Electric Co.	14,000	518,140
		878,360

Fire, Marine & Casualty Insurance - 3.16%
American International Group, Inc.	8,000	346,000

National Commercial Banks - 2.77%
Bank of America Corp.	8,000	303,280

Petroleum Refining - 10.08%
BP plc (b)	5,500	333,575
Chevron Corp.	5,000	426,800
ConocoPhillips	4,500	342,945
		1,103,320

Pharmaceutical Preparations - 10.62%
Abbott Laboratories	9,000	496,350
Johnson & Johnson	7,500	486,525
Novartis AG (b)	3,500	179,305
		1,162,180

Retail - Drug Stores and Proprietary Stores - 2.96%
Walgreen Co.	8,500	323,765

Retail - Variety Stores - 3.24%
Target Corp.	7,000	354,760

Semiconductors & Related Devices - 4.26%
Intel Corp.	22,000	465,960

Services - Computer Programming, Data Processing, Etc. - 2.01%
Google, Inc. - Class A (a)	500	220,235

*See accompanying notes which are an integral part of these financial statements.

GJMB Growth Fund Schedule of Investments - continued March 31, 2008 (Unaudited)

Common Stocks - 95.34% - continued	Shares	Value

Services - Miscellaneous Amusement & Recreation - 3.73%
The Walt Disney Co.	13,000	$ 407,940

Services - Prepackaged Software - 5.32%
Microsoft Corp.	20,500	581,790

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 5.76%
The Procter & Gamble Co.	9,000	630,630

Surgical & Medical Instruments & Apparatus - 4.34%
3M Co.	6,000	474,900

Telephone Communications - 2.50%
Verizon Communications, Inc.	7,500	273,375

Trucking & Courier Services (No Air) - 3.34%
United Parcel Service, Inc. - Class B	5,000	365,100

Wholesale - Groceries & Related Products - 3.45%
Sysco Corp.	13,000	377,260

TOTAL COMMON STOCKS (Cost $9,699,060)		10,432,145

Money Market Securities - 5.05%
Huntington Money Market Fund - Investment Shares, 1.44% (c)	552,002	552,002

TOTAL MONEY MARKET SECURITIES (Cost $552,002)		552,002

TOTAL INVESTMENTS (Cost $10,251,062) - 100.39%		$ 10,984,147

Liabilities in excess of other assets - (0.39)%		(42,408)

TOTAL NET ASSETS - 100.00%		$ 10,941,739

 (a) Non-income producing.

 (b) American Depositary Receipt.

(c) Variable rate security; the money market rate shown represents the rate at March 31, 2008.

Tax Related
Unrealized appreciation	$ 1,212,436
Unrealized depreciation	(479,351)
Net unrealized appreciation	$ 733,085

Aggregate cost of securities for income tax purposes	$ 10,251,062

*See accompanying notes which are an integral part of these financial statements.

GJMB Growth Fund
Related Notes to the Schedule of Investments
March 31, 2008

(Unaudited)

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Fair Value Measurements -The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

GJMB Growth Fund
Related Notes to the Schedule of Investments – continued
March 31, 2008

(Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund’s assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$ 10,432,145	$ -
Level 2 – Other Significant Observable Inputs	$ 552,002	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 10,984,147	$ -

*Other financial instruments include futures, forwards, and swap contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments (OFI)	OFI – Market Value
Balance as of 11/30/07	$ -	$ -	$ -
Realized Gain (Loss)	-	* -	-
Change in unrealized appreciation (depreciation)	-	-	-
Net purchases (sales)	-	-	-
Transfers in and/or out of Level 3	-	-	-
Balance as of 03/31/08	$ -	$ -	$ -

*The realized gain (loss) earned during the fiscal quarter ended 03/31/08 for other financial instruments was $ 0.

3 to 1 Diversified Equity Fund
Schedule of Investments
March 31, 2008
(Unaudited)

Common Stocks - 59.75%	Shares	Value

Aircraft - 1.08%
Boeing Co.	5,550	$ 412,754

Air Courier Services - 1.14%
FedEx Corp.	4,709	436,383

Applications Software - 0.09%
Patni Computer Systems Ltd (b)	3,080	35,204

Arrangement of Transportation of Freight & Cargo - 0.38%
The Brink's Co.	1,200	80,616
UTI Worldwide, Inc.	3,175	63,754
		144,370

Beverages - 0.97%
The Coca-Cola Co.	6,125	372,829

Cogeneration Services & Small Power Producers - 0.37%
AES Corp. (a)	8,535	142,278

Computer & Office Equipment - 2.17%
Hewlett-Packard Co.	8,990	410,483
International Business Machines Corp. (IBM)	3,655	420,837
		831,320

Construction Machinery & Equipment - 0.81%
Caterpillar, Inc.	3,975	311,203

Cookies & Crackers - 0.31%
Lance, Inc.	6,000	117,600

Crude Petroleum & Natural Gas - 2.97%
Apache Corp.	1,075	129,881
Petroleo Brasileiro S.A. (a) (b)	1,955	199,625
Canadian Natural Resources Ltd.	2,325	158,705
Chesapeake Energy Corp.	4,870	224,751
Delta Petroleum Corp. (a)	5,220	117,659
Devon Energy Corp.	1,840	191,967
Energy Partners, Ltd. (a)	3,700	35,039
McMoRan Exploration Co. (a)	4,770	82,473
		1,140,100

Drilling Oil & Gas Wells - 0.19%
Atwood Oceanics, Inc. (a)	800	73,376

Electrical Industrial Apparatus - 0.16%
Zoltek Companies, Inc. (a)	2,305	61,129

Electromedical & Electrotherapeutic Apparatus - 0.57%
Medtronic, Inc.	3,145	152,124
Syneron Medical Ltd. (a)	4,525	65,839
		217,963

Electronic & Other Electrical Equipment (No Computer Equipment) - 2.27%
Emerson Electric Co.	2,990	153,865
General Electric Co.	19,315	714,848
		868,713

Finance Services - 0.86%
American Express Co.	5,945	259,915
AmeriCredit Corp. (a)	6,960	70,087
		330,002

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
March 31, 2008
(Unaudited)

Common Stocks - 59.75%	Shares	Value

Fire, Marine & Casualty Insurance - 1.70%
Alleghany Corp. (a)	306	$ 104,499
American International Group, Inc.	3,005	129,966
Markel Corp. (a)	200	87,994
Montpelier Re Holdings Ltd.	8,500	136,425
White Mountains Insurance Group, Ltd.	400	192,000
		650,884

General Building Contractors - Nonresidential Buildings - 0.21%
Perini Corp. (a)	2,245	81,336

Gold & Silver Ores - 1.85%
Agnico-Eagle Mines Ltd.	2,820	190,942
Goldcorp, Inc.	3,905	151,319
Newmont Mining Corp.	5,830	264,099
Northgate Minerals Corp. (a)	31,915	101,809
		708,169

Hospital & Medical Service Plans - 1.07%
Aetna, Inc.	9,750	410,377

Household Appliances - 0.45%
Whirlpool Corp.	2,000	173,560

Identification Systems & Development - 0.18%
L-1 Identity Solutions, Inc. (a)	5,110	67,963

Industrial & Commercial Fans & Blowers & Air Purifying Equipment - 0.11%
CECO Environmental Corp. (a)	5,165	44,006

Industrial Inorganic Chemicals - 0.06%
TETRA Technologies, Inc. (a)	1,500	23,760

Industrial Organic Chemicals - 0.31%
NewMarket Corp.	1,600	120,720

Investment Companies - 1.24%
Allied Capital Corp.	21,896	403,543
MCG Capital Corp.	8,000	72,720
		476,263

Malt Beverages - 0.40%
Anheuser-Busch Companies, Inc.	3,200	151,840

Mining, Quarrying of Nonmetallic Minerals (No Fuels) - 0.39%
Martin Marietta Materials, Inc.	1,400	148,638

Miscellaneous Electrical Machinery, Equipment & Supplies - 0.61%
Electro Scientific Industries, Inc. (a)	3,255	53,642
Energizer Holdings, Inc. (a)	2,000	180,960
		234,602

Miscellaneous Furniture & Fixtures - 0.32%
Knoll, Inc.	10,500	121,170

Miscellaneous Metal Ores - 0.71%
Cameco Corp.	3,875	127,642
Oilsands Quest, Inc. (a)	36,375	143,318
		270,960

Miscellaneous Transportation Equipment - 0.02%
Force Protection, Inc. (a)	2,960	5,950

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
March 31, 2008
(Unaudited)

Common Stocks - 59.75%	Shares	Value

National Commercial Banks - 2.14%
Citigroup, Inc.	19,206	$ 411,393
JPMorgan Chase & Co.	9,500	408,025
		819,418
Oil & Gas Field Machinery & Equipment - 0.14%
Tesco Corp. (a)	2,200	52,690

Operative Builders - 1.10%
D.R. Horton, Inc.	26,692	420,399

Ordanance & Accessories, (No Vehicles/Guided Missiles) - 0.19%
Sturm, Ruger & Co, Inc. (a)	8,800	72,512

Petroleum Refining - 4.01%
ConocoPhillips	1,645	125,365
Exxon Mobil Corp.	4,897	414,188
Holly Corp.	1,880	81,611
Murphy Oil Corp.	3,460	284,204
Suncor Energy, Inc.	3,420	329,517
Tesoro Corp.	10,010	300,300
		1,535,185

Pharmaceutical Preparations - 0.58%
Amylin Pharmaceuticals, Inc. (a)	3,260	95,225
Vertex Pharmaceuticals, Inc. (a)	5,400	129,006
		224,231

Pipe Lines (No Natural Gas) - 0.75%
Buckeye Partners, L.P. (a)	3,000	138,300
Kinder Morgan Management, LLC. (a)	2,900	147,813
		286,113

Plastic Mail, Synth Resin/Rubber, Cellulos (No Glass) - 1.10%
E.I. du Pont de Nemours and Co.	9,057	423,505

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 0.09%
Albemarle Corp.	1,000	36,520

Poultry Slaughtering and Processing - 0.15%
Pilgrim's Pride Corp.	2,790	56,442

Private Corrections - 0.29%
Corrections Corporation of America (a)	4,000	110,080

Radio & TV Broadcasting & Communications Equipment - 1.31%
Endwave Corp. (a)	14,965	90,838
Motorola, Inc.	44,388	412,808
		503,646

Radio Broadcasting Stations - 0.15%
Spanish Broadcasting System, Inc. - Class A	31,518	55,787

Radio Telephone Communications - 0.19%
Leap Wireless International, Inc. (a)	1,560	72,696

Real Estate - 0.38%
Tejon Ranch Co. (a)	3,900	145,548

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
March 31, 2008
(Unaudited)

Common Stocks - 59.75%	Shares	Value

Retail - Apparel & Accessory Stores - 0.10%
Aeropostale, Inc. (a)	1,350	$ 36,598

Retail - Auto Dealers & Gasoline Stations - 0.83%
CarMax, Inc. (a)	8,400	163,128
Delek US Holdings, Inc.	6,965	88,247
The Pantry, Inc. (a)	3,080	64,926
		316,301

Retail - Department Stores - 0.28%
Macy's, Inc.	4,605	106,191

Retail - Eating Places - 0.93%
Burger King Holdings, Inc.	4,000	110,640
McDonald's Corp.	2,330	129,944
Wendy's International, Inc.	4,990	115,069
		355,653

Retail - Eating & Drinking Places - 0.20%
Triarc Companies, Inc. - Class A	11,205	77,427

Retail - Family Clothing Stores - 0.61%
American Eagle Outfitters, Inc.	7,335	128,436
Nordstrom, Inc.	3,190	103,994
		232,430

Retail - Grocery Stores - 1.11%
Whole Foods Market, Inc.	12,958	427,225

Retail - Lumber & Other Building Materials Dealers - 1.11%
Home Depot, Inc.	15,151	423,773

Retail - Nonstore Retailers - 0.36%
Inergy, L.P. (a)	5,000	139,550

Retail - Variety Stores - 0.93%
PriceSmart, Inc.	4,000	110,840
Wal-Mart Stores, Inc.	4,635	244,172
		355,012

Retail - Women's Clothing Stores - 0.17%
Limited Brands, Inc.	3,905	66,776

Rolling Drawing & Extruding of Nonferrous Metals - 0.43%
Tredegar Corp.	9,000	163,890

Search, Detection, Navigation, Guidance, Aeronautical Systems - 0.20%
Herley Industries, Inc. (a)	7,340	75,896

Secondary Smelting & Refining Of Nonferrous Metals - 1.10%
Titanium Metals Corp.	28,095	422,830

Security Brokers, Dealers & Flotation Companies - 1.04%
Goldman Sachs Group, Inc.	2,409	398,425

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
March 31, 2008
(Unaudited)

Common Stocks - 59.75%	Shares	Value

Semiconductors & Related Devices - 0.69%
MEMC Electronic Materials, Inc. (a)	2,065	$ 146,409
Suntech Power Holdings Co., Ltd. (a) (b)	2,540	103,022
Spansion, Inc. - Class A (a)	4,951	13,615
		263,046

Services - Amusement & Recreation Services - 0.16%
Dover Downs Gaming & Entertainment, Inc.	7,170	61,017

Services - Business Services - 1.97%
Akamai Technologies, Inc. (a)	13,407	377,541
MoneyGram International, Inc.	13,095	24,357
PeopleSupport, Inc. (a)	2,510	22,891
Resources Connection, Inc. (a)	5,090	90,958
Sotheby's	2,205	63,747
TeleTech Holdings, Inc. (a)	2,460	55,252
WebMD Health Corp. - Class A (a)	5,025	118,439
		753,185

Services - Computer Processing & Data Preparation - 0.33%
IMS Health, Inc.	6,000	126,060

Services - Computer Programming Services - 0.41%
Ness Technologies, Inc. (a)	7,355	69,799
RealNetworks, Inc. (a)	15,095	86,494
		156,293

Services - Consumer Credit Reporting, Collection Agencies - 0.22%
Portfolio Recovery Associates, Inc.	2,000	85,780

Services - Employment Agencies - 0.35%
Korn/Ferry International (a)	8,000	135,200

Services - Help Supply Services - 0.12%
TrueBlue, Inc. (a)	3,385	45,494

Services - Miscellaneous Amusement & Recreation - 0.77%
Cedar Fair, L.P.	7,000	162,750
Wynn Resorts, Ltd.	1,310	131,838
		294,588

Services - Miscellaneous Health & Allied Services - 0.21%
Nighthawk Radiology Holdings, Inc. (a)	8,595	80,449

Services - Motion Picture Theatres - 0.28%
Cinemark Holdings, Inc.	8,520	108,971

Services - Personal Services - 0.24%
Service Corporation International	9,000	91,260

Services - Prepackaged Software - 0.48%
Citrix Systems, Inc. (a)	1,980	58,073
Elron Electronic Industries, Ltd. (a)	11,510	97,605
Magma Design Automation, Inc. (a)	3,115	29,811
		185,489

Silver Mining - 0.28%
Silver Wheaton Corp. (a)	6,885	106,924

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.35%
Procter & Gamble Co.	1,895	132,783

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
March 31, 2008
(Unaudited)

Common Stocks - 59.75%	Shares	Value

Special Industry Machinery - 1.23%
Lam Research Corp. (a)	11,089	$ 423,822
Semitool, Inc. (a)	5,840	48,589
		472,411

State Commercial Banks - 0.08%
Texas Capital Bancshares, Inc. (a)	1,900	32,072

Steel Works, Blast Furnaces, Rolling Mills (Coke Ovens) - 0.25%
Texas Industries, Inc.	1,600	96,176

Surgical & Medical Instruments & Apparatus - 0.49%
Accuray, Inc. (a)	5,130	40,065
ev3, Inc. (a)	1,730	14,082
Haemonetics Corp. (a)	1,805	107,542
Neurometrix, Inc. (a)	13,955	25,398
		187,087

Telephone Communications (No Radio Telephone) - 2.27%
AT&T, Inc.	11,400	436,620
Verizon Communications, Inc.	11,850	431,933
		868,553

Therapeutics - 0.21%
Alnylam Pharmaceuticals, Inc. (a)	3,370	82,228

Title Insurance - 0.35%
Investors Title Co.	1,092	53,508
LandAmerica Financial Group, Inc.	2,000	78,940
		132,448

Tobacco Products - 0.47%
UST, Inc.	3,300	179,916

Water Transportation - 1.16%
Alexander & Baldwin, Inc.	7,225	311,253
American Commercial Lines, Inc. (a)	4,550	71,890
Horizon Lines, Inc. - Class A	3,380	62,902
		446,045

Wholesale - Drugs Proprietaries & Druggists' Sundries - 0.13%
Nu Skin Enterprises, Inc. - Class A	2,770	49,915

Wholesale - Medical, Dental & Hospital Equipment & Supplies - 0.31%
Owens & Minor, Inc.	3,000	118,020

TOTAL COMMON STOCKS (Cost $23,623,808)		22,889,581

Real Estate Investment Trusts - 2.46%

Deerfield Capital Corp.	1,188	1,675
First Industrial Realty Trust, Inc.	4,000	123,560
First Potomac Realty Trust	4,450	68,397
General Growth Properties, Inc.	3,145	120,045
Host Hotels & Resorts, Inc.	25,385	404,129
Senior Housing Properties Trust	2,050	48,585
UDR, Inc.	7,200	176,544

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $939,921)		942,935

Exchange-Traded Funds - 34.11%

iShares Russell 2000 Index Fund	19,407	1,325,304
streetTRACKS Gold Trust (a)	2,410	217,888
Vanguard FTSE All-World Ex-US Index Fund	106,736	5,753,070
Vanguard Europe Pacific Fund	130,960	5,772,717

TOTAL EXCHANGE-TRADED FUNDS (Cost $13,102,165)		13,068,979

Rights - 0.00%

MCG Capital Rights	1,143	1,223

TOTAL RIGHTS (Cost $0)		1,223

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
March 31, 2008
(Unaudited)

Money Market Securities - 4.42%	Shares	Value

Huntington U.S. Treasury Money Market Fund, 0.35% (c)	1,694,524	$ 1,694,524

TOTAL MONEY MARKET SECURITIES (Cost $1,694,524)		1,694,524

TOTAL INVESTMENTS (Cost $39,360,418) - 100.74%		$ 38,597,242

Liabilities in excess of other assets - (0.74)%		(285,019)

TOTAL NET ASSETS - 100.00%		$ 38,312,223

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable Rate Security; the money market rate shown represents the rate at March 31, 2008.

Tax Related
Unrealized appreciation		$ 446,958
Unrealized depreciation		(1,210,134)
Net unrealized depreciation		$ (763,176)

Aggregate cost of securities for income tax purposes		$ 39,360,418

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Strategic Income Fund
Schedule of Investments
March 31, 2008
(Unaudited)
	Principal
	Amount	Value
Corporate Bonds - 33.97%

Advanced Micro Devices, 7.750%, 11/01/2012	$ 202,000	$ 164,125
American Axle & Manufacturing, Inc., 7.875%, 03/01/2017	260,000	221,650
Amkor Technologies, Inc., 9.250%, 06/01/2016	231,000	223,492
Aventine Renewable Energy, 10.000%, 04/01/2017	342,000	222,300
Boyd Gaming Corp., 6.750%, 04/15/2014	261,000	215,325
Brigham Exploration Co., 9.625%, 05/01/2014	261,000	225,765
Cricket Communications, I, 9.375%, 11/01/2014	149,000	141,922
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	476,000	371,684
Gaylord Entertainment Co., 8.000%, 11/15/2013	381,000	355,283
GMAC LLC, 7.250%, 03/02/2011	478,000	376,590
Landry's Restaurants, Inc., 9.500%, 12/15/2014	384,000	376,320
Level 3 Financing, Inc., 9.250%, 11/01/2014	457,000	375,883
M/I Homes, Inc., 6.875%, 04/01/2012	60,000	51,600
MetroPCS Wireless, Inc., 9.250%, 11/01/2014	108,000	99,900
Sprint Capital Corp., 7.625%, 01/30/2011	357,000	330,428
Tenet Healthcare Corp., 9.875%, 07/01/2014	120,000	116,700
Trump Entertainment RES, 8.500%, 06/01/2015	540,000	367,200
United Refining Co., 10.500%, 08/15/2012	223,000	221,885
United Rentals North America, 6.500%, 02/15/2012	199,000	181,090
US Concrete, Inc., 8.375%, 04/01/2014	282,000	222,780
Verasun Energy Corp., 9.875%, 12/15/2012	227,000	211,110
Clayton William Energy, 7.750%, 08/01/2013	262,000	227,940

TOTAL CORPORATE BONDS (Cost $5,287,581)		5,300,972

Convertible Corporate Bonds - 0.28%

Nektar Therapeutics, 3.250%, 09/28/2012	56,000	43,540

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $42,659)		43,540

Exchange-Traded Funds - 61.22%	Shares

SPDR Lehman High Yield Bond Fund	39,104	1,749,904
Vanguard Total Bond Market Fund	100,223	7,802,361

TOTAL EXCHANGE-TRADED FUNDS (Cost $9,498,322)		9,552,265

Money Market Securities - 3.20%

Huntington U.S. Treasury Money Market Fund, 0.35% (a)	498,367	498,367

TOTAL MONEY MARKET SECURITIES (Cost $498,367)		498,367

TOTAL INVESTMENTS (Cost $15,326,930) - 98.67%		$ 15,395,144

Other assets less liabilities - 1.33%	208,083

TOTAL NET ASSETS - 100.00%	$ 15,603,227

(a) Variable Rate Security; the money market rate shown represents the rate at March 31, 2008.

Tax Related
Unrealized appreciation	$ 109,088
Unrealized depreciation	(40,875)
Net unrealized appreciation	$ 68,213

Aggregate cost of securities for income tax purposes	$ 15,326,930

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Funds

March 31, 2008 (Unaudited)

Related Notes to the Schedule of Investments

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser,in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund's NAV calculation that may affect a security's value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances where the bonds the Funds invest in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger fair valuation that other securities.

Security Transactions and Related Income - Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

Fair Value Measurements - The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the 3 to 1 Diversified Equity Fund’s assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 36,902,718	$ -
Level 2 – Other Significant Observable Inputs	$ 1,694,524	-
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 38,597,242	$ -

*Other financial instruments include futures, forwards, and swap contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the 3 to 1 Diversified Equity Fund:

	Investments in Securities	Other Financial Instruments (OFI)	OFI – Market Value
Balance as of 12/31/07	$ -	$ -	$ -
Realized Gain (Loss)	-	* -	-
Change in unrealized appreciation (depreciation)	-	-	-
Net purchases (sales)	-	-	-
Transfers in and/or out of Level 3	-	-	-
Balance as of 03/31/08	$ -	$ -	$ -

*The realized gain (loss) earned during the fiscal quarter ended 03/31/08 for other financial instruments was $ 0.

The following is a summary of the inputs used to value the 3 to 1 Strategic Income Fund’s assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$9,552,265	$ -
Level 2 – Other Significant Observable Inputs	$ 5,842,879	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 15,395,144	$ -

*Other financial instruments include futures, forwards, and swap contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the 3 to 1 Strategic Income Fund:

	Investments in Securities	Other Financial Instruments (OFI)	OFI – Market Value
Balance as of 12/31/07	$ -	$ -	$ -
Realized Gain (Loss)	-	* -	-
Change in unrealized appreciation (depreciation)	-	-	-
Net purchases (sales)	-	-	-
Transfers in and/or out of Level 3	-	-	-
Balance as of 03/31/08	$ -	$ -	$ -

*The realized gain (loss) earned during the fiscal quarter ended 03/31/08 for other financial instruments was $ 0.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of March 26, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By

/s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Date___05/30/08________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

                   /s/ Anthony J. Ghoston___________

Anthony J. Ghoston, President

Date__05/30/08__________

By

*_____/s/ William J. Murphy_____________________

William J. Murphy, Interim Treasurer

Date____05/30/08________